CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 1,052,841	$ 153,550	$ 131,253
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of right-of-use assets	116,917	101,531	96,505
Amortization of deferred drydocking and special survey costs	10,181	11,032	8,733
Amortization of assumed time charters	(27,614)
Amortization of finance costs	11,599	11,657	10,795
Exit fee accrued on debt	149	521	556
Debt discount amortization	4,314	5,690	6,071
Gain on investments	(543,653)
Equity income on investments	(68,028)	(6,308)	(1,602)
Gain on debt extinguishment	(111,616)
PIK interest	726	2,911	3,375
Payments for drydocking and special survey costs deferred	(4,643)	(16,916)	(7,157)
Stock based compensation	15,278	1,199	4,241
Amortization of deferred realized losses on interest rate swaps	3,622	3,632	3,622
(Increase)/Decrease in:
Accounts receivable	786	(411)	2,080
Inventories	(2,068)	(1,125)	390
Prepaid expenses	(1,096)	603	(244)
Due from related parties	(588)	86	(2,542)
Other assets, current and non-current	(41,270)	3,635	(17,354)
Increase/(Decrease) in:
Accounts payable	4,518	(181)	114
Accrued liabilities	8,787	2,433	(3,295)
Unearned revenue, current and long-term	(832)	(7,438)	(14,995)
Other liabilities, current and long-term	(199)	(422)	(668)
Net cash provided by operating activities	428,111	265,679	219,878
Cash flows from investing activities
Vessels additions and assets acquisitions	(355,720)	(170,661)	(5,680)
Advances for vessels additions			(15,680)
Investments	196,350	(75)
Acquired cash and cash equivalents	16,222
Net cash used in investing activities	(143,148)	(170,736)	(21,360)
Cash flows from financing activities
Proceeds from long-term debt	1,105,311	69,850
Payments of long-term debt	(1,343,725)	(146,747)	(262,572)
Proceeds from sale-leaseback of vessels	135,000	139,080	146,523
Payments of leaseback obligation	(53,799)	(153,904)	(8,309)
Dividends paid	(30,887)
Payments of accumulated accrued interest	(10,361)	(25,639)	(35,358)
Finance costs	(22,409)	(19,963)	(30,474)
Repurchase of common stock		(31,127)
Paid-in capital			54,440
Share issuance costs			(873)
Net cash used in financing activities	(220,870)	(168,450)	(136,623)
Net increase/(decrease) in cash, cash equivalents and restricted cash	64,093	(73,507)	61,895
Cash, cash equivalents and restricted cash, beginning of year	65,663	139,170	77,275
Cash, cash equivalents and restricted cash, end of year	129,756	65,663	139,170
Supplemental cash flow information:
Cash paid for interest	$ 42,836	$ 35,215	$ 54,868